Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 01, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000014907
Account Value [Line Items]
Account Value	$ 17,268	$ 15,879	$ 15,171	$ 16,077	$ 13,041	$ 12,795	$ 11,978	$ 11,316		$ 10,500	$ 10,143	$ 10,000
C000014908
Account Value [Line Items]
Account Value	9,556	9,377	10,036	11,390	11,422	10,967	10,341	10,444		10,590	10,187	10,000
C000014909
Account Value [Line Items]
Account Value	25,541	21,102	18,390	21,810	15,284	14,011	13,185	11,417		9,702	10,542	10,000
C000014910
Account Value [Line Items]
Account Value	21,522	17,983	16,853	19,966	12,819	11,981	12,482	11,056		9,320	10,300	10,000
C000179136
Account Value [Line Items]
Account Value	14,433	13,339	12,669	14,246	11,071	11,254	10,915	10,260	$ 10,000
C000014911
Account Value [Line Items]
Account Value	$ 11,246	11,064	10,868	11,834	11,663	11,271	10,748	10,710		10,749	10,200	10,000
60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value	$ 22,560	19,419	17,388	19,109	15,501	14,363	13,120	12,119		10,981	10,520	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 22,354	19,367	17,410	19,397	15,768	14,522	13,218	12,200		11,058	10,528	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763		10,797	10,186	10,000
Bloomberg US Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Account Value	$ 11,657	11,188	11,199	12,078	12,055	11,254	10,525	10,586		10,608	10,168	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 25,909	20,801	17,393	19,459	13,821	12,856	11,643	10,180	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,828	10,551	10,651	11,873	11,912	10,955	10,156	10,196	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763		10,797	10,186	10,000
Bloomberg US Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Account Value	$ 11,657	11,188	11,199	12,078	12,055	11,254	10,525	10,586		10,608	10,168	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742	10,000
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375		9,932	10,649	10,000
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Account Value	$ 16,862	14,863	13,472	15,438	12,391	11,835	11,103	10,362	10,000
HFRI Fund of Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Index
Account Value	$ 13,614	12,542	12,096	12,800	10,820	10,773	10,650	10,125	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,011	12,490	11,958	11,207	11,034		11,088	10,300	10,000
Bloomberg US Municipal Bond: 5 Year (4-6) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond: 5 Year (4-6) Index
Account Value	$ 11,678	$ 11,420	$ 11,257	$ 11,892	$ 11,631	$ 11,205	$ 10,648	$ 10,619		$ 10,573	$ 10,148	$ 10,000